GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of Goodwill
	Perimeter Products	Cyber	Total

As of January 1, 2013	$2,014	$-	$2,014

Acquisition of CyberSeal	-	3,181	3,181
Foreign currency translation adjustments	(23)	245	222

As of December 31, 2013	1,991	3,426	5,417

Acquisition of a fiber Company	1,760	-	1,760
Impairment of goodwill (See Note 2k.)	-	(2,114)	(2,114)
Foreign currency translation adjustments	(199)	(368)	(567)

As of December 31, 2014	$3,552	$944	$4,496